Financial assets and liabilities - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Financial assets and liabilities
Proceeds from borrowings net of non-cash transactions	$ 94	$ 732
Non-cash transaction	15	23
Increase in lease obligations	81	145
Net increase (decrease) of deferred debt issue costs	(10)	(2)
Increase (decrease) in cash and cash equivalents	(112)	92
Foreign exchange gain (loss) on borrowings	(37)	64
Fair value losses on derivative financial instruments	21	0
Acquisition of borrowings	3	0
Repayments of borrowings	83	110	$ 5
Deferred debt issuance costs net of amortization	28	38
Lease obligations	408	327	182
New or renewed leases	163	211
Principal repayments and foreign currency movements	78	59	$ 48
Net borrowings	$ 3,734	$ 3,592